Intangible assets, net (Table) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2024
Amortizable intangible assets
	December 31,
	2024	2023
	RMB’000	RMB’000

Amortizable intangible assets

Gross carrying amount
Patents	4,150	4,150
Others	165	165

	4,315	4,315

Less: Accumulated amortization	(2,787)	(2,552)

Net carrying amount	1,528	1,763
	Year ended December 31,
	2024	2023	2022
	RMB’000	RMB’000	RMB’000

Amortization expense	235	246	257

Estimated future intangible assets amortization expense
Future amortization expense
RMB’000

2025	235
2026	235
2027	235
2028	235
2029	235
Thereafter	353

Total	1,528